Critical accounting judgment and key sources of estimation and uncertainty (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Change in fair value of the derivative	€ 752	€ (715)	€ (106)
Finance income	924	184	€ 318
EIB-Tranche A
Disclosure of detailed information about borrowings [line items]
Change in fair value of the derivative	460	93
EIB-Tranche B
Disclosure of detailed information about borrowings [line items]
Change in fair value of the derivative	€ 292	€ (808)